Virtus Allocator Premium AlphaSectorSM Fund,

a series of Virtus Opportunities Trust

Supplement dated June 21, 2012 to the

Prospectuses dated January 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following disclosure hereby replaces the disclosure under “Principal Investment Strategies” in the fund’s Summary Prospectus and the summary section of its Statutory Prospectus, and as described in the second paragraph under “Principal Investment Strategies” in its Statutory Prospectus:

The U.S. Equity allocation may be invested in ETFs and/or securities representing the primary sectors of the S&P 500® Index. The primary sectors of the S&P 500® Index are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs and/or securities representing both developed markets (EAFE) and emerging markets. The Fixed Income allocation may be invested in ETFs and/or securities representing fixed income sectors including: high yield, investment grade corporate, mortgages, intermediate treasuries and inflation-protected treasuries (TIPS). The Alternative allocation may be invested in ETFs and/or securities representing gold, real estate and broad-based equity securities. The fund may also invest in stocks (without restriction as to market capitalization), bonds (without restriction as to credit quality) and short-term securities. The fund may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. The fund may also deviate from a model allocation if it is determined that tracking the model allocation is likely to violate applicable legal or regulatory restrictions or otherwise result in adverse consequences for the fund. In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Investors should retain this supplement with the Prospectuses for future reference.